Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with Item 402(v) of Regulation S-K, the Company is required to disclose pay versus performance, or PVP by comparing compensation amounts previously reported for the last five calendar years to the SEC’s definition of “Compensation Actually Paid,” or CAP. Also as required by the SEC, this section compares CAP to various measures used to gauge performance at Corteva. CAP is a supplemental measure for stockholders, and is not a replacement for, or incorporated into the philosophy and strategy of compensation-setting set forth in the “Compensation Discussion and Analysis” of this proxy statement.

Pay Versus Performance Table

In determining the CAP for our NEOs, we are required to make various adjustments to amounts that have been previously reported in the "2024 Summary Compensation Table" (the “SCT”) for the last five calendar years. The table below summarizes compensation values both previously reported in our SCT, as well as footnotes of the adjusted values for 2024.

Year(1)	SCT Total for CEO: J. Collins(2)	SCT Total for CEO: C. Magro(2)	Compensation Actually Paid to CEO: J. Collins(3)	Compensation Actually Paid to CEO: C. Magro(3)	Avg. SCT Total for Non-PEO NEOs(2)	Avg. Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:(4)		GAAP Net Income(6) ($ in millions)	Company Selected Measure(7): Operating EPS ($)
							Total Shareholder Return	Peer Group Total Shareholder Return(5)
2024	—	$14,507,058	—	$15,171,241	$3,734,237	$4,000,432	$205	$146	$919	$2.57
2023	—	$13,234,872	—	$7,924,156	$3,391,528	$1,403,620	$171	$146	$747	$2.69
2022	—	$14,762,075	—	$16,983,522	$5,027,523	$7,408,698	$207	$132	$1,158	$2.67
2021	$16,864,428	$792,786	$18,917,976	$792,786	$4,077,575	$5,553,889	$165	$149	$1,769	$2.15
2020	$10,749,544	—	$19,452,828	—	$2,596,002	$4,885,371	$133	$118	$701	$1.50

(1)
Mr. Magro succeeded Mr. Collins as PEO in 2021 (on November 1, 2021). Mr. Collins served as the PEO for the entirety of 2020. Our Non-PEO NEOs for the applicable years were as follows:
•
2024: David P. Johnson, Samuel R. Eathington, Robert D. King, Cornel B. Fuerer, David J. Anderson, and Timothy P. Glenn
•
2023: David J. Anderson, Samuel R. Eathington, Timothy P. Glenn, and Robert D. King
•
2022: David J. Anderson, Samuel R. Eathington, Timothy P. Glenn, and Robert D. King
•
2021: David J. Anderson, Timothy P. Glenn, Cornel B. Fuerer, Gregory R. Friedman, and Rajan Gajaria
•
2020: Gregory R. Friedman, Rajan Gajaria, Timothy P. Glenn, and Cornel B. Fuerer
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEOs, Mr. Collins and Mr. Magro, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs.
(3)
Amounts reported in these columns represent (i) CAP for the applicable year in the case of our PEOs, Mr. Collins and Mr. Magro and (ii) the average CAP for the applicable year for our Non-PEO NEOs; adjustments were made to the amounts reported in the SCT for the applicable year.

A reconciliation of the adjustments made to the 2024 SCT amounts to calculate CAP for our PEO, Mr. Magro, and for the average of the Non-PEO NEOs is set forth in the following table. In this table, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

2024	SCT Reported Total	Less: SCT Reported Change in Pension Value	Plus: Pension Value Service Cost	Less: SCT Reported Stock Award and Option Value	Plus (Less): Fair Value of Equity Awards Granted During 2024 that are Outstanding and Unvested at End of the Covered Year	Plus (Less) Fair value of Equity Awards Granted in Any Prior Year that are Outstanding and Unvested at End of the Covered Year	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Covered Year	Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Covered Year	Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Covered Year	Compensation Actually Paid
PEO	$14,507,058	$0	$0	$11,000,032	$11,628,882	($1,211,984)	$0	$1,247,317	$0	$15,171,241
Average Non-PEO NEOs	$3,734,237	$0	$0	$2,412,576	$2,519,932	($135,859)	$0	$294,697	$0	$4,000,432

(4)
Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2020, 2021, 2022, 2023, and 2024 respectively. TSR is calculated by dividing the difference between the price of the Company’s common stock at the end and the beginning of the measurement period by the price of the Company’s common stock at the beginning of the measurement period.
(5)
The company utilized the S&P 500 Chemicals Index as its peer group for TSR, which is the industry index utilized in the Company’s Annual Report in Form 10-K. S&P 500 Chemical Index data was sourced from S&P Capital IQ.
(6)
Reflects the Company’s net income (loss) reflected in the audited financial statements published in our Annual Report on Form 10-K for the applicable year.
(7)
Operating EPS has been selected as the Company Selected Measure because the Company believes it is the most important measure linked to compensation actually paid, has a close association with the Company’s share price and TSR, and has been and is expected to continue to be a performance metric that is important to the Company and our stockholders. Refer to our 2024 Annual Report for a reconciliation of Operating EPS to EPS, the most directly comparable financial measure calculated and presented in accordance with US GAAP.

Company Selected Measure Name			Operating EPS
Named Executive Officers, Footnote
(1)
Mr. Magro succeeded Mr. Collins as PEO in 2021 (on November 1, 2021). Mr. Collins served as the PEO for the entirety of 2020. Our Non-PEO NEOs for the applicable years were as follows:
•
2024: David P. Johnson, Samuel R. Eathington, Robert D. King, Cornel B. Fuerer, David J. Anderson, and Timothy P. Glenn
•
2023: David J. Anderson, Samuel R. Eathington, Timothy P. Glenn, and Robert D. King
•
2022: David J. Anderson, Samuel R. Eathington, Timothy P. Glenn, and Robert D. King
•
2021: David J. Anderson, Timothy P. Glenn, Cornel B. Fuerer, Gregory R. Friedman, and Rajan Gajaria
•
2020: Gregory R. Friedman, Rajan Gajaria, Timothy P. Glenn, and Cornel B. Fuerer

Peer Group Issuers, Footnote
(5)
The company utilized the S&P 500 Chemicals Index as its peer group for TSR, which is the industry index utilized in the Company’s Annual Report in Form 10-K. S&P 500 Chemical Index data was sourced from S&P Capital IQ.

Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent (i) CAP for the applicable year in the case of our PEOs, Mr. Collins and Mr. Magro and (ii) the average CAP for the applicable year for our Non-PEO NEOs; adjustments were made to the amounts reported in the SCT for the applicable year.

A reconciliation of the adjustments made to the 2024 SCT amounts to calculate CAP for our PEO, Mr. Magro, and for the average of the Non-PEO NEOs is set forth in the following table. In this table, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

2024	SCT Reported Total	Less: SCT Reported Change in Pension Value	Plus: Pension Value Service Cost	Less: SCT Reported Stock Award and Option Value	Plus (Less): Fair Value of Equity Awards Granted During 2024 that are Outstanding and Unvested at End of the Covered Year	Plus (Less) Fair value of Equity Awards Granted in Any Prior Year that are Outstanding and Unvested at End of the Covered Year	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Covered Year	Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Covered Year	Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Covered Year	Compensation Actually Paid
PEO	$14,507,058	$0	$0	$11,000,032	$11,628,882	($1,211,984)	$0	$1,247,317	$0	$15,171,241
Average Non-PEO NEOs	$3,734,237	$0	$0	$2,412,576	$2,519,932	($135,859)	$0	$294,697	$0	$4,000,432

Non-PEO NEO Average Total Compensation Amount			$ 3,734,237	$ 3,391,528	$ 5,027,523	$ 4,077,575	$ 2,596,002
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,000,432	1,403,620	7,408,698	5,553,889	4,885,371
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in these columns represent (i) CAP for the applicable year in the case of our PEOs, Mr. Collins and Mr. Magro and (ii) the average CAP for the applicable year for our Non-PEO NEOs; adjustments were made to the amounts reported in the SCT for the applicable year.

A reconciliation of the adjustments made to the 2024 SCT amounts to calculate CAP for our PEO, Mr. Magro, and for the average of the Non-PEO NEOs is set forth in the following table. In this table, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

2024	SCT Reported Total	Less: SCT Reported Change in Pension Value	Plus: Pension Value Service Cost	Less: SCT Reported Stock Award and Option Value	Plus (Less): Fair Value of Equity Awards Granted During 2024 that are Outstanding and Unvested at End of the Covered Year	Plus (Less) Fair value of Equity Awards Granted in Any Prior Year that are Outstanding and Unvested at End of the Covered Year	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Covered Year	Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Covered Year	Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Covered Year	Compensation Actually Paid
PEO	$14,507,058	$0	$0	$11,000,032	$11,628,882	($1,211,984)	$0	$1,247,317	$0	$15,171,241
Average Non-PEO NEOs	$3,734,237	$0	$0	$2,412,576	$2,519,932	($135,859)	$0	$294,697	$0	$4,000,432

Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP and TSR.

The graph below reflects the relationship between the PEO and average Non-PEO NEO compensation actually paid (“CAP”) and the Company’s cumulative indexed Total Shareholder Return, or TSR, (assuming an initial fixed investment of $100) over the applicable measurement period.

Compensation Actually Paid vs. Net Income

Relationship between CAP and GAAP Net Income.

The graph below reflects the relationship between the PEOs and Average Non-PEO NEO CAP and the Company’s GAAP Net Income over the applicable measurement period.

Compensation Actually Paid vs. Company Selected Measure

Relationship between CAP and Operating EPS (our Company-Selected Measure). The graph below reflects the relationship between the PEOs and average Non-PEO NEOs CAP and the Company’s Non-GAAP Operating Earnings Per Share over the applicable measurement period.

Total Shareholder Return Vs Peer Group

Relationship between CAP and TSR.

The graph below reflects the relationship between the PEO and average Non-PEO NEO compensation actually paid (“CAP”) and the Company’s cumulative indexed Total Shareholder Return, or TSR, (assuming an initial fixed investment of $100) over the applicable measurement period.

Tabular List, Table

Performance Measures Used to Link Company Performance and CAP.

The Company utilizes other important financial measures to link compensation actually paid to its NEOs performance as set forth in the table below.

Metrics
(1)	Absolute Total Shareholder Return
(2)	Operating Earnings Per Share
(3)	Operating EBITDA Margin
(4)	Return on Net Assets

Total Shareholder Return Amount			$ 205	171	207	165	133
Peer Group Total Shareholder Return Amount			146	146	132	149	118
Net Income (Loss)			$ 919,000,000	$ 747,000,000	$ 1,158,000,000	$ 1,769,000,000	$ 701,000,000
Company Selected Measure Amount			2.57	2.69	2.67	2.15	1.5
Measure:: 1
Pay vs Performance Disclosure
Name			Absolute Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name			Operating Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name			Operating EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Return on Net Assets
Mr. Magro [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 14,507,058	$ 13,234,872	$ 14,762,075	$ 792,786	$ 0
PEO Actually Paid Compensation Amount			$ 15,171,241	7,924,156	16,983,522	792,786	0
PEO Name	Mr. Magro		Mr. Magro
Mr. Collins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	0	0	16,864,428	10,749,544
PEO Actually Paid Compensation Amount			0	$ 0	$ 0	$ 18,917,976	$ 19,452,828
PEO Name		Mr. Collins					Mr. Collins
PEO | Mr. Magro [Member] | SCT Reported Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Magro [Member] | Pension Value Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Magro [Member] | SCT Reported Stock Award and Option Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,000,032)
PEO | Mr. Magro [Member] | Fair Value of Equity Awards Granted During 2024 that are Outstanding and Unvested at End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,628,882
PEO | Mr. Magro [Member] | Fair value of Equity Awards Granted in Any Prior Year that are Outstanding and Unvested at End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,211,984)
PEO | Mr. Magro [Member] | Fair Value at Vesting Date of Awards Granted and Vested During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Magro [Member] | Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,247,317
PEO | Mr. Magro [Member] | Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | SCT Reported Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Value Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | SCT Reported Stock Award and Option Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,412,576)
Non-PEO NEO | Fair Value of Equity Awards Granted During 2024 that are Outstanding and Unvested at End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,519,932
Non-PEO NEO | Fair value of Equity Awards Granted in Any Prior Year that are Outstanding and Unvested at End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(135,859)
Non-PEO NEO | Fair Value at Vesting Date of Awards Granted and Vested During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			294,697
Non-PEO NEO | Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0